Derivative Warrants Liabilities (Details) - Schedule of Binomial Model was used to Measure the Derivative Warrant Liability	3 Months Ended
Jan. 31, 2024 Duration $ / shares
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Share Price (in Dollars per share)	$ 1.43
Dividend yield	0.00%
Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.077
Expected life (in Duration) | Duration	4.18
Risk-free interest rate	3.91%
Expected volatility	154.22%
Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.6
Expected life (in Duration) | Duration	4.96
Risk-free interest rate	3.96%
Expected volatility	157.68%